Portfolio of Investments	/ 1
Longleaf Partners Fund
September 30, 2025 (Unaudited)

Common Stocks
	Shares	Value	% of Net Assets
Apparel & Textile Products
PVH Corporation	650,590	$54,499,924	4.8%
Asset Management
Exor N.V.	648,645	63,356,732	5.5
Biotech & Pharma
Regeneron Pharmaceuticals, Inc.(a)	98,688	55,489,302	4.9
Entertainment Content
Walt Disney Company (The)	193,673	22,175,558	1.9
Food
The Kraft Heinz Company	2,521,389	65,656,970	5.8
Home Construction
Fortune Brands Innovations, Inc.	688,909	36,780,851	3.2
Internet Media & Services
IAC, Inc.(a)	1,865,767	63,566,682	5.6
Leisure Facilities & Services
MGM Resorts International(a)	1,171,391	40,600,412	3.6
Leisure Products
Mattel, Inc.	3,910,545	65,814,472	5.8
Machinery
CNH Industrial N.V.	3,308,474	35,896,943	3.1
Medical Equipment & Devices
Avantor, Inc.(a)	3,639,654	45,422,882	4.0
Bio-Rad Laboratories, Inc. - Class A(a)	169,579	47,548,256	4.2
		92,971,138	8.2
Oil & Gas Producers
CNX Resources Corporation(a)	2,200,710	70,686,805	6.2
REITs
PotlatchDeltic Corporation	1,055,228	43,000,541	3.8
Rayonier, Inc.	2,249,038	59,689,469	5.2
		102,690,010	9.0
Retail - Consumer Staples
Albertsons Companies, Inc. - Class A(a)	3,473,855	60,827,201	5.3
Technology Services
Fidelity National Information Services, Inc.	528,594	34,855,488	3.0
PayPal Holdings, Inc.(a)	470,248	31,534,831	2.8
		66,390,319	5.8
Transportation & Logistics
FedEx Corporation	263,853	62,219,176	5.5
Total Common Stocks (Cost $900,941,137)		959,622,495	84.2

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Short-Term Obligations
	Principal Amount	Value	% of Net Assets
Repurchase Agreement with State Street Bank, 3.40%, dated 9/30/2025, due 10/01/2025, Repurchase Price $173,584,393 (Collateral: 177,039,360 U.S. Treasury Notes, 0.50%-3.63% due 06/30/2027-08/31/2027, Par $178,117,700) (Cost $173,568,000)	$173,568,000	$173,568,000	15.2%
Total Investments - (Cost $1,074,509,137)		1,133,190,495	99.4
Other Assets (Liabilities), Net		6,421,485	0.6
Net Assets		$1,139,611,980	100.0%

(a)	Non-income producing security.

Portfolio of Investments	/ 1

Longleaf Partners Small-Cap Fund
September 30, 2025 (Unaudited)

Common Stocks
	Shares	Value	% of Net Assets
Beverages
Becle S.A.B. de C.V.(a)	43,520,333	$46,141,513	6.1%
Boston Beer Company, Inc. (The) - Class A(a)	109,062	23,057,888	3.1
		69,199,401	9.2
Cable & Satellite
GCI Liberty, Inc. Series A(a)	80,675	3,029,750	0.4
GCI Liberty, Inc. Series C(a)	862,213	32,134,679	4.3
		35,164,429	4.7
Consumer Services
Graham Holdings Company - Class B	29,406	34,619,978	4.6
Containers & Packaging
Clearwater Paper Corporation(a)	936,449	19,440,681	2.6
Food
Dole PLC	1,930,616	25,947,479	3.4
Gruma, S.A.B. de C.V. - Class B(a)	2,223,731	41,397,517	5.5
		67,344,996	8.9
Insurance
White Mountains Insurance Group Ltd.	26,246	43,870,714	5.8
Internet Media & Services
TripAdvisor, Inc.(a)	2,341,244	38,068,627	5.1
Leisure Facilities & Services
Atlanta Braves Holdings, Inc. - Series C(a)	669,988	27,864,801	3.7
Leisure Products
Mattel, Inc.	2,266,398	38,143,478	5.1
Oil & Gas Producers
CNX Resources Corporation(a)	1,441,238	46,292,565	6.1
REITs
Alexander’s, Inc.	122,516	28,728,777	3.8
Empire State Realty Trust, Inc. - Class A	2,625,947	20,114,754	2.7
PotlatchDeltic Corporation	644,654	26,269,650	3.5
Rayonier, Inc.	1,318,329	34,988,452	4.6
		110,101,633	14.6
Telecommunications
Shenandoah Telecommunications Company	2,444,275	32,802,170	4.4
Total Common Stocks (Cost $437,000,507)		562,913,473	74.8

Preferred Stocks
Eastman Kodak Company Convertible Preferred Stock - Series B 4.00% (Cost $95,452,160)(b)(c)(d)	932,150	91,537,130	12.1

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Short-Term Obligations
	Principal Amount	Value	% of Net Assets
Repurchase Agreement with State Street Bank, 3.40%, dated 9/30/2025, due 10/01/2025 Repurchase Price: $116,889,038 (Collateral: $119,215,560 U.S. Treasury Notes, 0.50% due 06/30/2027, Par $125,738,300) (Cost $116,878,000)	$116,878,000	$116,878,000	15.5%
Total Investments - (Cost $649,330,667)		771,328,603	102.4
Other Assets (Liabilities), Net		(17,735,560)	(2.4)
Net Assets		$753,593,043	100.0%

(a)	Non-income producing security.

(b)	Affiliated security during the period.

(c)	Value determined using significant unobservable inputs.

(d)	These shares were acquired directly from the issuer in a private placement on February 26, 2021 with a total cost at September 30, 2025 of $95,452,160. They are considered restricted securities under the Securities Act of 1933 (the “33 Act”). These shares may be sold only if registered under the 33 Act or an exemption is available. The issuer has filed with the SEC a registration statement on Form S-3 providing for the potential resale on an ongoing basis under 33 Act Rule 415 of Common Stock issuable upon conversion of the Series B Preferred Stock, subject to certain terms of a Registration Rights Agreement with the issuer. Due to the lack of an active trading market, all or a portion of this position may be illiquid. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists, and are valued by Southeastern Asset Management as designee under procedures adopted by the Board of Trustees.

Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its voting stock during all or part of the period. Affiliated companies during the period ended September

30, 2025 were as follows:

	Shares at	Value at				Net Realized Gain (Loss) 1/1/25 to	Net Unrealized Appreciation (Depreciation)	Value at
	9/30/25	12/31/24	Purchases	Sales	Dividends	9/30/25	1/1/25 to 9/30/25	9/30/25
Small Cap Fund
Common Stocks
Clearwater Paper Corporation* (Containers & Packaging)	4,767,743	$—	$22,727,034	$—	$—	$—	$(3,286,353)	$19,440,681
Westrock Coffee Company*^ (Beverages)	932,150	30,608,910	—	32,375,022	—	(12,938,276)	14,704,388	—

Preferred Stock
Eastman Kodak Company Convertible Preferred Stock - Series B 4.00%(a)(b) (Consumer Services)	932,150	89,113,540	—	—	1,864,300	—	2,423,590	91,537,130
		$119,722,450	$22,727,034	$32,375,022	$1,864,300	$(12,938,276)	$13,841,625	$110,977,811

*	Non-income producing security.

^	Not an affiliate at the end of the period.

(a)	Restricted security, see Portfolio of Investments for additional disclosures.

(b)	Value determined using significant unobservable inputs.

Portfolio of Investments	/ 1
Longleaf Partners International Fund
September 30, 2025 (Unaudited)

Common Stocks
	Shares	Value	% of Net Assets
Asset Management
Exor N.V. (Netherlands)	293,402	$28,715,329	5.0%
Banking
HDFC Bank Ltd. (India)	2,937,074	31,459,195	5.5
Chemicals
Kansai Paint Company Ltd. (Japan)	714,700	11,649,992	2.1
Commercial Support Services
Medley, Inc. (Japan)(a)	831,500	13,687,806	2.4
Consumer Services
IDP Education Limited (Australia)	5,446,947	23,672,035	4.1
Entertainment Content
Canal + SADIR (France)(a)	11,089,477	36,673,290	6.4
Food
Glanbia PLC (Ireland)(a)	1,727,160	28,461,380	5.0
Gruma, S.A.B. DE C.V. - Class B (Mexico)(a)	1,287,044	23,959,924	4.2
		52,421,304	9.2
Internet Media & Services
Delivery Hero S.E. 144A (Germany)(a)	792,773	22,762,690	4.0
Prosus N.V. (Netherlands)	527,853	37,325,071	6.5
		60,087,761	10.5
Leisure Facilities & Services
H World Group Ltd. (China)	905,200	3,572,163	0.6
H World Group Ltd. - ADR (China)	588,001	22,996,719	4.0
Jollibee Foods Corporation (Philippines)	7,630,170	28,007,828	4.9
		54,576,710	9.5
Medical Equipment & Devices
Koninklijke Philips N.V. (Netherlands)	901,105	24,683,552	4.3
Menicon Company Ltd. (Japan)	550,400	4,239,210	0.7
		28,922,762	5.0
Technology Services
Allfunds Group PLC (United Kingdom)	2,857,727	21,329,386	3.7
Total Common Stocks (Cost $255,256,156)		363,195,570	63.4

Short-Term Investments
	Principal Amount
Repurchase Agreement with State Street Bank, 3.40%, dated 9/30/2025, due 10/01/2025 Repurchase Price: $191,075,044 (Collateral: $194,878,140 U.S. Treasury Notes, 0.50% due 06/30/2027, Par $205,540,600) (Cost $191,057,000)	191,057,000	191,057,000	33.3
Total Investments - (Cost $446,313,156)		554,252,570	96.7
Other Assets (Liabilities), Net		19,084,352	3.3
Net Assets		$573,336,922	100.0%

ADR - American Depositary Receipt.

(a)	Non-income producing security.

Portfolio of Investments	/ 1
Longleaf Partners Global Fund
September 30, 2025 (Unaudited)

Common Stocks
	Shares	Value	% of Net Assets
Apparel & Textile Products
PVH Corporation	118,462	$9,923,562	3.9%
Asset Management
Exor N.V. (Netherlands)	141,567	13,855,199	5.4
Biotech & Pharma
Regeneron Pharmaceuticals, Inc.(a)	18,629	10,474,528	4.1
Chemicals
Kansai Paint Company Ltd. (Japan)	209,700	3,418,222	1.3
Entertainment Content
Canal + SADIR (France)(a)	4,783,760	15,820,063	6.2
Walt Disney Company (The)	39,578	4,531,681	1.8
		20,351,744	8.0
Food
Glanbia PLC (Ireland)(a)	799,135	13,168,719	5.1
The Kraft Heinz Company	436,087	11,355,706	4.4
		24,524,425	9.5
Home Construction
Fortune Brands Innovations, Inc.	140,510	7,501,829	2.9
Internet Media & Services
Delivery Hero S.E. 144A (Germany)(a)	392,066	11,257,291	4.4
IAC, Inc.(a)	392,893	13,385,865	5.2
		24,643,156	9.6
Leisure Facilities & Services
MGM Resorts International(a)	240,309	8,329,110	3.2
Leisure Products
Mattel, Inc.	837,861	14,101,200	5.5
Medical Equipment & Devices
Avantor, Inc.(a)	590,410	7,368,317	2.9
Bio-Rad Laboratories, Inc. - Class A(a)	25,090	7,034,985	2.7
Koninklijke Philips N.V. (Netherlands)	402,959	11,038,069	4.3
		25,441,371	9.9
Oil & Gas Producers
CNX Resources Corporation(a)	490,001	15,738,832	6.1
Publishing & Broadcasting
Louis Hachette Group (France)(a)	4,645,769	8,446,982	3.3
REITs
PotlatchDeltic Corporation	172,603	7,033,572	2.7
Rayonier, Inc.	376,861	10,001,891	3.9
		17,035,463	6.6
Retail - Consumer Staples
Albertsons Companies, Inc. - Class A(a)	600,113	10,507,979	4.1
Transportation & Logistics
FedEx Corporation	43,882	10,347,814	4.0
Total Common Stocks (Cost $196,343,097)		224,641,416	87.4

/ 2

Short-Term Obligations
	Principal Amount	Value	% of Net Assets
Repurchase Agreement with State Street Bank, 3.40%, dated 9/30/2025, due 10/01/2025 Repurchase Price: $32,564,075 (Collateral: $33,212,220 U.S. Treasury Notes, 0.50% due 06/30/2027, Par $35,029,400) (Cost $32,561,000)	$32,561,000	$32,561,000	12.6%
Total Investments - (Cost $228,904,097)		257,202,416	100.0
Other Assets (Liabilities), Net		(97,897)	0.0
Net Assets		$257,104,519	100.0%

(a)	Non-income producing security.